Annual Operating Expenses - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2035 Fund - Fidelity Advisor Freedom 2035 Fund - Class Z6	May 30, 2024
Operating Expenses:
Management fee	0.40%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.41%	[1]

[1]	A Adjusted to reflect current fees.
[2]	B For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.